SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Increase (decrease) in equity
Balance, beginning of year | $	$ 1,471,558	$ 2,000,989
Balance, beginning of year (in shares) | shares	222,000,000
Purchase of common shares under Normal Course Issuer Bid	$ (2,500)		$ (178.8)
Purchase of common shares under Normal Course Issuer Bid (in shares) | shares	(340,434)	(18,231,401)	(18,231,401)
Balance, end of year | $	$ 535,680	$ 1,471,558		$ 2,000,989
Balance, end of year (in shares) | shares	223,000,000	222,000,000	222,000,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year | $	$ 3,088,094	$ 3,337,608		$ 3,386,946
Balance, beginning of year (in shares) | shares	221,744,000	239,411,000	239,411,000	242,129,000
Purchase of common shares under Normal Course Issuer Bid	$ (4,731)	$ (253,920)	$ (253.9)	$ (82,596)
Purchase of common shares under Normal Course Issuer Bid (in shares) | shares	(340,000)	(18,231,000)	(18,231,000)	(5,925,000)
Stock Option Plan | $	$ (218)			$ 9,138
Stock Option Plan (in shares) | shares				668,000
Stock issue costs (net of tax $2,621) | $	(4,731)	$ (253,920)		$ (82,596)
Share-based compensation - settled | $	$ 13,824	$ 4,406		$ 23,389
Share-based compensation - settled (in shares) | shares	1,160,000	564,000	564,000	2,539,000
Stock Option Plan - exercised | $				$ 731
Cancellation of predecessor shares | $	$ (218)
Cancellation of predecessor shares (in shares) | shares	(16,000)
Balance, end of year | $	$ 3,096,969	$ 3,088,094		$ 3,337,608
Balance, end of year (in shares) | shares	222,548,000	221,744,000	221,744,000	239,411,000